Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of operating segments [line items]
Profit	€ 39.2	€ 36.3	€ 107.7	€ 129.7
Taxation	11.0	10.0	41.2	39.2
Net financing costs	17.9	12.1	48.0	36.1
Depreciation	14.8	10.4	44.1	28.4
Amortization	1.9	2.0	5.9	5.2
EBITDA	84.8	70.8	246.9	238.6
Exceptional items	1.7	4.1	49.9	11.7
Material reconciling items
Disclosure of operating segments [line items]
Business Combination, Purchase Price Adjustment, Inventory Step Up	0.0	3.6	0.0	5.7
Exceptional items	1.7	4.1	49.9	11.7
Other add-backs	9.3	5.2	19.3	19.8
Adjusted EBITDA	€ 95.8	€ 83.7	€ 316.1	€ 275.8